Other Liabilities	12 Months Ended
Jun. 30, 2020
Other Liabilities [Abstract]
Other liabilities

18. Other liabilities

2020
Accounts payable for acquisition of Serra Grande Farm (a)	14,263
Variable consideration for acquisition of Agrifirma (b)	25,128
39,391

Current	5,017
Non-current	34,374

a)	On April 20, 2020, the Company acquired 4,489 hectares of Serra Grande Farm for R$25,047. On June 30, 2020, the liability mainly refers to the delivery of 162,000 bags of soybean in three annual installments of 54,000 bags each. The Company maintains its liability measured at fair value through profit or loss.

b)	The consideration transferred in exchange for control of Agrifirma is divided into four classes, classified in the financial statement in accordance with their characteristics. Restricted shares, Agrifirma Warrants and Agrifirma Warrant Dividends, given their variation factor, were classified as financial liability and are measured at fair value through profit or loss. The impact of this variation in profit or loss on June 30, 2020 was R$1,053.

On June 30, 2019, there were no outstanding balances under Other liabilities.

The maturities of accounts payable due to acquisition of Serra Grande Farm are broken down as follows:

2020

1 year	5,017
2 years	4,649
3 years	4,597
14,263